Inventory (Details) - Schedule of Inventory, Current - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Inventory, Current [Abstract]
Work in Process	$ 24,357	$ 24,357	$ 27,986
Finished Goods	20,245	34,522	57,224
Total Inventory	$ 44,602	$ 58,879	$ 85,210